UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2017

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—39.5%
	Advertising—0.3%
$4,350	Affinion Group, Inc., 7.875%, 12/15/18	$2,147,812

	Aerospace & Defense—1.2%
5,465	Erickson, Inc., 8.25%, 5/1/20	2,923,775
3,936	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	3,129,120
1,955	TransDigm, Inc., 6.50%, 5/15/25	1,991,656

		8,044,551

	Air Freight & Logistics—1.1%
	XPO Logistics, Inc. (a)(b),
2,170	6.50%, 6/15/22	2,094,050
5,230	7.875%, 9/1/19	5,465,350

		7,559,400

	Chemicals—1.3%
5,500	Chemours Co., 6.625%, 5/15/23	4,963,750
4,380	OMNOVA Solutions, Inc., 7.875%, 11/1/18	4,412,850

		9,376,600

	Commercial Services—2.4%
8,535	Cenveo Corp., 11.50%, 5/15/17	8,129,587
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,521,900
5,925	Monitronics International, Inc., 9.125%, 4/1/20	4,888,125

		16,539,612

	Commercial Services & Supplies—0.6%
4,265	West Corp., 5.375%, 7/15/22 (a)(b)	3,875,819

	Construction Materials—1.5%
	US Concrete, Inc.,
4,335	6.375%, 6/1/24 (a)(b)	4,345,838
5,690	8.50%, 12/1/18	5,946,903

		10,292,741

	Consumer Finance—1.0%
2,605	Navient Corp., 8.45%, 6/15/18	2,816,656
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	3,826,350

		6,643,006

	Diversified Financial Services—2.0%
1,533	Affinion International Holdings Ltd., 7.50%, 7/30/18 (a)(b)	1,264,752
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	3,471,225
5,370	12.75%, 5/1/20 (a)(b)	2,577,600
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,000	7.875%, 10/1/20	1,905,000
4,250	9.625%, 5/1/19	4,451,875

		13,670,452

	Diversified Telecommunications Services—0.6%
	Frontier Communications Corp.,
3,350	10.50%, 9/15/22 (a)(b)	3,496,563
695	10.50%, 9/15/22	725,406

		4,221,969

	Electrical Components & Equipment—0.8%
5,665	WireCo WorldGroup, Inc., 9.50%, 5/15/17	5,395,913

	Electronic Equipment, Instruments & Components—0.8%
5,815	Kemet Corp., 10.50%, 5/1/18	5,495,175

	Entertainment—0.5%
3,045	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	3,182,025

	Health Care Providers & Services—2.3%
4,125	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	4,188,422
6,045	Kindred Healthcare, Inc., 8.75%, 1/15/23	5,939,212
	Tenet Healthcare Corp.,
2,750	5.00%, 3/1/19	2,667,500
3,470	8.125%, 4/1/22	3,509,038

		16,304,172

	Healthcare-Products—1.0%
6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	6,801,963

	Holding Companies-Diversified—0.6%
4,425	Horizon Pharma Financing, Inc., 6.625%, 5/1/23	4,115,250

	Hotels, Restaurants & Leisure—1.1%
6,395	MGM Resorts International, 11.375%, 3/1/18	7,322,275

	Household Durables—0.8%
3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19	3,851,400
1,500	Lennar Corp., 12.25%, 6/1/17	1,653,750

		5,505,150

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Independent Power & Renewable Electricity Producers—1.3%
$4,265	NRG Energy, Inc., 6.25%, 5/1/24	$4,167,707
5,505	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)	4,899,450

		9,067,157

	Internet & Catalog Retail—0.3%
2,200	Netflix, Inc., 5.875%, 2/15/25	2,315,500

	Internet Software & Services—1.9%
	EarthLink Holdings Corp.,
2,200	7.375%, 6/1/20	2,321,000
5,652	8.875%, 5/15/19	5,807,430
5,195	Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)(b)	5,220,975

		13,349,405

	Iron/Steel—0.6%
5,600	AK Steel Corp., 8.375%, 4/1/22	4,333,000

	Lodging—0.4%
7,290	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18 (c)	2,843,100

	Machinery—1.6%
4,225	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)	3,591,250
3,435	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	3,383,475
5,495	Navistar International Corp., 8.25%, 11/1/21	3,916,286

		10,891,011

	Media—1.7%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	5,742,600
6,645	McClatchy Co., 9.00%, 12/15/22	6,345,975
3,589	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)(c)(d)	80,752

		12,169,327

	Metals & Mining—2.7%
5,050	ArcelorMittal, 10.85%, 6/1/19	5,952,687
2,820	HudBay Minerals, Inc., 9.50%, 10/1/20	2,354,700
1,750	Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	1,828,750
	Thompson Creek Metals Co., Inc.,
6,145	7.375%, 6/1/18	3,594,825
670	12.50%, 5/1/19	391,950
4,525	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	4,683,375

		18,806,287

	Miscellaneous Manufacturing—0.8%
	Harland Clarke Holdings Corp., (a)(b)
5,650	9.25%, 3/1/21	4,710,688
600	9.75%, 8/1/18	604,500

		5,315,188

	Multiline Retail—0.3%
2,165	Dollar Tree, Inc., 5.75%, 3/1/23 (a)(b)	2,297,606

	Oil & Gas—0.2%
2,300	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	1,552,500
450	Vanguard Natural Resources LLC / VNR Finance Corp., 7.00%, 2/15/23 (a)(b)	126,000

		1,678,500

	Oil, Gas & Consumable Fuels—0.9%
6,180	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	4,032,450
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	2,515,750

		6,548,200

	Paper & Forest Products—0.3%
2,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	2,073,750

	Pharmaceuticals—0.6%
1,755	Endo Finance LLC & Endo Finco, Inc., 5.875%, 1/15/23 (a)(b)	1,522,463
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	2,730,000

		4,252,463

	Real Estate Investment Trust—0.3%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,301,031

	Retail—0.6%
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	4,425,525

	Semiconductors & Semiconductor Equipment—1.0%
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,799,531
4,740	Micron Technology, Inc., 5.875%, 2/15/22	4,337,100

		7,136,631

	Specialty Retail—0.9%
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	2,812,500
4,000	Conn’s, Inc., 7.25%, 7/15/22	3,130,000

		5,942,500

	Technology Hardware, Storage & Peripherals—0.5%
3,155	Western Digital Corp., 10.50%, 4/1/24 (a)(b)	3,273,313

	Telecommunications—2.0%
5,630	Consolidated Communications, Inc., 6.50%, 10/1/22	5,151,450
3,500	Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,801,875
5,845	Windstream Corp., 7.50%, 4/1/23	4,778,288

		13,731,613

	Wireless Telecommunication Services—0.7%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	5,156,850

	Total Corporate Bonds & Notes (cost-$314,052,076)	274,401,842

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—29.1%
	Air Freight & Logistics—0.2%
$1,720	Echo Global Logistics, Inc., 2.50%, 5/1/20	$1,638,300

	Automobiles—1.1%
85,390	Fiat Chrysler, 7.875%, 12/15/16	5,715,793
2,150	Tesla Motors, Inc., 1.25%, 3/1/21	1,988,750

		7,704,543

	Biotechnology—0.3%
2,580	Cepheid, 1.25%, 2/1/21	2,205,900

	Capital Markets—2.4%
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,175,750
12,440	Walter Investment Management Corp., 4.50%, 11/1/19	6,173,350

		16,349,100

	Commercial Services—2.1%
15,600	Cenveo Corp., 7.00%, 5/15/17	14,556,750

	Construction & Engineering—0.4%
3,390	Layne Christensen Co., 4.25%, 11/15/18	2,987,438

	Construction Materials—0.4%
3,225	Cemex SAB de CV, 3.72%, 3/15/20	3,033,516

	Consumer Finance—1.1%
9,160	PRA Group, Inc., 3.00%, 8/1/20	7,310,825

	Diversified Consumer Services—1.0%
10,220	Ascent Capital Group, Inc., 4.00%, 7/15/20	6,572,738

	Electrical Equipment—1.0%
12,690	SolarCity Corp., 1.625%, 11/1/19	7,146,056

	Electronic Equipment, Instruments & Components—0.4%
2,725	TTM Technologies, Inc., 1.75%, 12/15/20	2,713,078

	Energy Equipment & Services—0.6%
4,515	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	4,105,828

	Health Care Providers & Services—0.3%
2,150	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,131,188

	Independent Power & Renewable Electricity Producers—0.9%
6,905	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	6,356,916

	Insurance—0.7%
5,790	AmTrust Financial Services, Inc., 2.75%, 12/15/44	4,574,100

	Internet Software & Services—1.3%
3,440	Blucora, Inc., 4.25%, 4/1/19	3,044,400
7,880	Gogo, Inc., 3.75%, 3/1/20	6,299,114

		9,343,514

	Iron/Steel—0.2%
1,075	AK Steel Corp., 5.00%, 11/15/19	1,144,875

	IT Services—0.3%
2,795	ServiceSource International, Inc., 1.50%, 8/1/18	2,405,447

	Life Sciences Tools & Services—0.1%
1,120	Fluidigm Corp., 2.75%, 2/1/34	720,300

	Machinery—1.3%
5,255	Meritor, Inc., 7.875%, 3/1/26	6,368,403
4,675	Navistar International Corp., 4.75%, 4/15/19	2,612,156

		8,980,559

	Metals & Mining—0.3%
2,150	Allegheny Technologies, Inc., 4.75%, 7/1/22	2,258,844

	Oil, Gas & Consumable Fuels—2.1%
9,670	Cheniere Energy, Inc., 4.25%, 3/15/45	5,517,944
13,200	Cobalt International Energy, Inc., 2.625%, 12/1/19	5,577,000
4,635	Whiting Petroleum Corp., 1.25%, 4/1/20 (a)(b)	3,545,775

		14,640,719

	Personal Products—2.1%
14,795	Herbalife Ltd., 2.00%, 8/15/19	14,471,433

	Pharmaceuticals—1.6%
2,795	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	2,995,891
2,460	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,260,125
6,890	Teligent, Inc., 3.75%, 12/15/19	5,830,662

		11,086,678

	Semiconductors & Semiconductor Equipment—1.5%
3,430	Micron Technology, Inc., 3.00%, 11/15/43	2,512,475
	SunPower Corp.,
1,505	0.875%, 6/1/21	1,126,869
7,095	4.00%, 1/15/23 (a)(b)	6,474,187

		10,113,531

	Software—0.8%
6,555	FireEye, Inc., 1.625%, 6/1/35 (a)(b)	5,420,166
430	PROS Holdings, Inc., 2.00%, 12/1/19	366,575

		5,786,741

	Specialty Retail—0.8%
6,785	Restoration Hardware Holdings, Inc., zero coupon, 6/15/19 (a)(b)	5,372,872

	Technology Hardware, Storage & Peripherals—0.4%
3,870	Avid Technology, Inc., 2.00%, 6/15/20 (a)(b)	2,609,831

	Textiles, Apparel & Luxury Goods—0.7%
6,410	Iconix Brand Group, Inc., 1.50%, 3/15/18	4,667,281

	Thrifts & Mortgage Finance—0.7%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,166,703

	Tobacco—2.0%
	Vector Group Ltd. (e),
4,335	1.75%, 4/15/20	4,706,184
6,620	2.50%, 1/15/19	9,290,422

		13,996,606

	Total Convertible Bonds & Notes (cost-$209,768,546)	202,152,210

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—26.9%
	Banks—3.3%
7,455	Huntington Bancshares, Inc., 8.50% (f)	$10,429,396
9,900	Wells Fargo & Co., Ser. L, 7.50% (f)	12,170,763

		22,600,159

	Commercial Services & Supplies—0.6%
53,710	Stericycle, Inc., 5.25%, 9/15/18	4,256,517

	Diversified Financial Services—1.7%
10,100	Bank of America Corp., Ser. L, 7.25% (f)	11,670,550

	Diversified Telecommunications Services—1.7%
121,785	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	11,986,080

	Electric Utilities—0.9%
134,610	Exelon Corp., 6.50%, 6/1/17	6,356,284

	Food Products—0.7%
72,320	Tyson Foods, Inc., 4.75%, 7/15/17	5,100,730

	Health Care Providers & Services—1.1%
141,710	Anthem, Inc., 5.25%, 5/1/18	6,313,180
1,720	Kindred Healthcare, Inc., 7.50%, 12/1/17	1,050,662

		7,363,842

	Independent Power & Renewable Electricity Producers—1.1%
117,560	Dynegy, Inc., 5.375%, 11/1/17	7,948,232

	Machinery—2.0%
115,915	Stanley Black & Decker, Inc., 6.25%, 11/17/16	13,701,153

	Media—0.0%
5,000	SFX Entertainment, Inc., Ser. B, 9.00%, 9/17/19 (a)(c)(d)(g)	50

	Metals & Mining—0.3%
58,960	Alcoa, Inc., 5.375%, 10/1/17	1,942,732

	Multi-Utilities—1.4%
186,560	AES Trust III, 6.75%, 10/15/29	9,598,512

	Oil, Gas & Consumable Fuels—3.7%
120,125	Anadarko Petroleum Corp., 7.50%, 6/7/18	4,684,875
41,000	Hess Corp., 8.00%, 2/1/19	3,118,870
130,590	Kinder Morgan, Inc., 9.75%, 10/26/18	5,970,575
94,905	PetroQuest Energy, Inc., 6.875% (f)	1,858,240
173,845	Sanchez Energy Corp., 6.50%, 4/16/18 (f)	4,140,988
74,270	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	2,395,207
65,805	WPX Energy, Inc., 6.25%, 7/31/18	3,323,153

		25,491,908

	Pharmaceuticals—1.9%
5,340	Allergan PLC, Ser. A, 5.50%, 3/1/18	4,510,484
10,405	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	8,856,216

		13,366,700

	Real Estate Investment Trust—5.6%
335,200	Alexandria Real Estate Equities, Inc., 7.00% (f)	10,977,800
610,095	FelCor Lodging Trust, Inc., Ser. A, 1.95% (f)	15,368,293
159,235	Welltower, Inc., 6.50% (f)	9,974,480
50,900	Weyerhaeuser Co., 6.375%, 7/1/16	2,583,684

		38,904,257

	Wireless Telecommunication Services—0.9%
85,995	T-Mobile US, Inc., 5.50%, 12/15/17	6,234,638

	Total Convertible Preferred Stock (cost-$174,965,650)	186,522,344

Principal Amount (000s)
SENIOR LOANS (a)(d)(g)(h)—1.0%
	Media—1.0%
$2,356	SFX Entertainment, Inc., 10.00%, 1/31/17, Term B, DIP, PIK (i)	2,355,956
3,712	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 1/31/17, Term B, DIP, PIK	3,711,954

	Total Senior Loans (cost-$6,067,910)	6,067,910

Shares
COMMON STOCK—0.5%
	Advertising—0.5%
133,715	Affinion Group Holdings, Inc., Class A (cost-$3,080,312) (acquisition cost-$2,371,020; purchased 11/9/15-11/12/15) (d)(g)(j)(k)	3,280,029

Principal Amount (000s)
SHORT-TERM INVESTMENTS—3.0%
	Time Deposit—3.0%
$6,227	JPMorgan Chase & Co.-New York, 0.15%, 6/1/16	6,226,938
14,875	Wells Fargo-Grand Cayman, 0.15%, 6/1/16	14,874,517

	Total Short Term Investments (cost-$21,101,455)	21,101,455

	Total Investments (cost-$728,326,657) (l)—100.0%	$693,525,790

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $101,774,826, representing 14.7% of total investments.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	In default.
(d)	Illiquid.
(e)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.
(f)	Perpetual maturity. The date shown, if any, is the next call date.
(g)	Fair-Valued-securities with an aggregate value of $9,347,989, representing 1.3% of total investments.
(h)	Debtor-in-possession financial obligations.
(i)	$988,784 of this amount is being held in escrow for the benefit of the debtor by an agent. PIK interest is not charged on the amount held in escrow until drawn by the debtor.
(j)	Non-income producing.
(k)	Restricted. The acquisition cost is $2,371,020. The value is $3,280,029, representing 0.5% of total investments.
(l)	At May 31, 2016, the cost basis of portfolio securities for federal income tax purposes was $733,103,432. Gross unrealized appreciation was $44,085,119, gross unrealized depreciation was $83,662,761 and net unrealized depreciation was $39,577,642. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.
(m)	At May 31, 2016, the Fund had the following unfunded commitment under a debtor-in-possession financing which could be extended at the option of the in-bankruptcy issuer:

Borrower	Principal Amount
SFX Entertainment, Inc.	$593,598

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

A summary of the inputs used at May 31, 2016 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/16
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$274,401,842	$—	$274,401,842
Convertible Bonds & Notes	—	202,152,210	—	202,152,210
Convertible Preferred Stock:
Health Care Providers & Services	6,313,180	1,050,662	—	7,363,842
Media	—	—	50	50
Oil, Gas & Consumable Fuels	19,492,680	5,999,228	—	25,491,908
Pharmaceuticals	4,510,484	8,856,216	—	13,366,700
All Other	140,299,844	—	—	140,299,844
Senior Loans	—	—	6,067,910	6,067,910
Common Stock			3,280,029	3,280,029
Short-Term Investments	—	21,101,455	—	21,101,455
Totals	$170,616,188	$513,561,613	$9,347,989	$693,525,790

At May 31, 2016, securities valued at $21,407,196 were transferred from Level 2 to Level 1. This transfer was a result of securities with an evaluated mean price at February 29, 2016, using an exchange-traded closing price on May 31, 2016.

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2016, was as follows:

	Beginning Balance 2/29/16	Purchases		Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 5/31/16
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$2,463,450	$—		$—		$(10,746)	$—	$1,018,521	$—	$(3,471,225)	$—
Oil, Gas & Consumable Fuels	1,335,950	—		—		2,808	—	1,176,992	—	(2,515,750)	—
Convertible Preferred Stock:
Health Care Providers & Services	21,518,151	—		(26,183,923	)†	—	—	4,665,772	—	—	—
Media	50	—		—		—	—	—	—	—	50
Technology Hardware, Storage & Peripherals	11,032,200	—		(14,380,450	)†	—	—	3,348,250	—	—	—
Senior Loans	5,922,105	145,805	††	—		—	—	—	—	—	6,067,910
Common Stock	2,798,655	—		—		—	—	481,374	—	—	3,280,029

Totals	$45,070,561	$145,805		$(40,564,373)		$2,808	$—	$10,680,163	$—	$(5,986,975)	$9,347,989

† Conversion

†† PIK payment

* Transferred out of Level 3 into Level 2 because third-party vendor price was used on May 31, 2016.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2016:

	Ending Balance at 5/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$50	Model Price	Proprietary Data Used in Model	$0.01	*
Senior Loans	$6,067,910	Model Price	Proprietary Data Used in Model	$100.00
Common Stock	$3,280,029	Model Price	Proprietary Data Used in Model	$24.53

* Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2016 was $481,374.

Glossary:

DIP — Debtor-in-Possession

PIK — Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: July 22, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: July 22, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2016